Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value hedges | Interest rate risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	₩ 143,496	₩ 432,172
Carrying value of liabilities	6,750,929	8,859,022
Assets of Cumulative fair value hedge adjustment	6,563	4,846
Liabilities of Cumulative fair value hedge adjustment	193,452	(56,292)
Changes if fair value in the period	(175,369)	(308,463)
Cash flow hedge reserve	0	0
Foreign currency conversion reserves	0	0
Fair value hedges | Foreign exchange risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	342,205	306,638
Carrying value of liabilities	0	0
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	(26,927)	1,671
Cash flow hedge reserve	0	0
Foreign currency conversion reserves	0	0
Cash Flow Hedges | Interest rate risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	617,463	645,723
Carrying value of liabilities	1,674,460	1,740,000
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	2,296	(11,126)
Cash flow hedge reserve	60,659	80,674
Foreign currency conversion reserves	0	0
Cash Flow Hedges | Foreign exchange risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	3,264,740	4,116,068
Carrying value of liabilities	2,962,041	3,035,423
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	(58,557)	115,867
Cash flow hedge reserve	(32,001)	(11,188)
Foreign currency conversion reserves	0	0
Hedges of net investment in foreign operations | Foreign exchange risk
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
Carrying value of assets	0	0
Carrying value of liabilities	0	0
Assets of Cumulative fair value hedge adjustment	0	0
Liabilities of Cumulative fair value hedge adjustment	0	0
Changes if fair value in the period	44,049	(49,463)
Cash flow hedge reserve	0	0
Foreign currency conversion reserves	₩ (141,151)	₩ (88,953)